LOANS AND ADVANCES TO CUSTOMERS, NET	12 Months Ended
Dec. 31, 2022
LOANS AND ADVANCES TO CUSTOMERS, NET
LOANS AND ADVANCES TO CUSTOMERS, NET

NOTE 6. LOANS AND ADVANCES TO CUSTOMERS, NET

Loans and financial leasing operating portfolio

The following is the composition of the loans and financial leasing operations portfolio, net as of December 31, 2022 and 2021:

Composition	December 31, 2022	December 31, 2021
In millions of COP
Commercial	143,537,853	114,911,843
Consumer	59,588,721	48,363,040
Mortgage	37,371,373	30,646,787
Financial Leases(1)	28,097,716	25,119,628
Small Business Loans	1,328,076	1,282,185
Total gross loans and advances to customers	269,923,739	220,323,483
Total allowance	(15,479,640)	(15,864,482)
Total Net loans and advances to customers	254,444,099	204,459,001
(1)	See note 7.1 Lessor.

Allowance for loans losses

The following table sets forth the changes in the allowance for loans and advances and lease losses as of December 31, 2022, 2021 and 2020:

As of December 31, 2022

					Small
Concept	Commercial	Consumer	Mortgage	Financial	business	Total
				Leases	loans
In millions of COP
Balance at beginning of period January 1, 2022	7,813,023	5,305,267	1,061,058	1,521,067	164,067	15,864,482
Loan purchases / Loan sales(1)	(225,226)	-	-	-	-	(225,226)
Recovery of charged - off loans(2)	188,018	385,011	28,690	72,056	1,191	674,966
Credit impairment charges on loans, advances and financial leases, net	502,577	3,447,515	183,436	(461,665)	49,490	3,721,353
Adjusted stage 3(3)	323,196	279,843	38,769	48,836	11,989	702,633
Charges-off(2)	(1,742,895)	(3,788,517)	(345,991)	(176,407)	(111,092)	(6,164,902)
Translation adjustment	411,612	418,016	58,129	9,187	9,390	906,334
Balance at December 31, 2022	7,270,305	6,047,135	1,024,091	1,013,074	125,035	15,479,640
(1)	This balance corresponds to the provision for portfolio sales of Bancolombia S.A.
(2)	This amount is still subject to enforcement activity.
(3)	Recognized as a reduction to Interest Income on loans and financial leases in Consolidated Statement of Income, in accordance with IFRS 9.

As of December 31, 2021

					Small
Concept	Commercial	Consumer	Mortgage	Financial	business	Total
				Leases	loans
In millions of COP
Balance at beginning of period January 1, 2021	7,673,720	5,753,430	992,515	1,996,033	200,345	16,616,043
Loan purchases / Loan sales(1)	(27,817)	-	-	-	-	(27,817)
Recovery of charged - off loans(2)	125,208	349,125	26,660	61,303	3,140	565,436
Credit impairment charges on loans, advances and financial leases, net	198,619	2,268,595	68,809	(34,678)	19,833	2,521,178
Adjusted stage 3(3)	216,330	288,214	49,893	40,747	12,550	607,734
Charges-off(2)	(674,248)	(3,618,009)	(110,408)	(554,701)	(79,065)	(5,036,431)
Translation adjustment	301,211	263,912	33,589	12,363	7,264	618,339
Balance at December 31, 2021	7,813,023	5,305,267	1,061,058	1,521,067	164,067	15,864,482
(1)	This balance corresponds to the provision for portfolio sales of Bancolombia S.A
(2)	This amount is still subject to enforcement activity.
(3)	Recognized as a reduction to Interest Income on loans and financial leases in Consolidated Statement of Income, in accordance with IFRS 9.

As of December 31, 2020

					Small
Concept	Commercial	Consumer	Mortgage	Financial	business	Total
				Leases	loans
In millions of COP
Balance at beginning of period January 1, 2020	5,456,993	3,445,818	860,665	1,025,403	140,516	10,929,395
Recovery of charged - off loans(1)	118,196	256,836	15,943	44,381	1,552	436,908
Credit impairment charges on loans, advances and financial leases, net(2)	2,406,228	3,745,662	163,527	903,191	117,147	7,335,755
Adjusted stage 3(1)(3)	213,214	203,420	39,793	63,240	9,907	529,574
Charges-off(1)	(527,318)	(1,875,355)	(89,727)	(40,150)	(67,853)	(2,600,403)
Translation adjustment	6,407	(22,951)	2,314	(32)	(924)	(15,186)
Balance at December 31, 2020	7,673,720	5,753,430	992,515	1,996,033	200,345	16,616,043
(1)	This amount is still subject to enforcement activity.
(2)	The increases are mostly due to the consequences of the COVID-19 pandemic in 2020. For more information see Risk Management.
(3)	Recognized as a reduction to Interest Income on loans and financial leases in Consolidated Statement of Income, in accordance with IFRS 9.

The following explains the significant changes in the loans and the allowance for loan losses by category during the periods ended on December 31, 2022 and 2021 as a result of applying the expected credit loss model according to IFRS 9:

As of December 31, 2022

Commercial

	Stage1		Stage2		Stage3		Total
	Gross		Gross		Gross		Gross
	carrying	Allowance	carrying	Allowance	carrying	Allowance	carrying	Allowance
In millions of COP
Balance at January 1, 2022	97,000,580	(745,898)	8,335,781	(917,747)	9,575,482	(6,149,378)	114,911,843	(7,813,023)
Transfers of financial instruments:	(1,000,903)	(55,842)	164,928	(58,355)	835,975	114,197	-	-
Transfers from stage 1 to stage 2	(1,826,599)	40,086	1,826,599	(40,086)	-	-	-	-
Transfers from stage 1 to stage 3	(495,556)	24,385	-	-	495,556	(24,385)	-	-
Transfers from stage 2 to stage 1	1,318,572	(115,364)	(1,318,572)	115,364	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(791,245)	85,224	791,245	(85,224)	-	-
Transfers from stage 3 to stage 1	2,680	(4,949)	-	-	(2,680)	4,949	-	-
Transfers from stage 3 to stage 2	-	-	448,146	(218,857)	(448,146)	218,857	-	-
Remeasurement arising from transfer of the stage	(418,622)	102,555	(288,452)	(3,163)	(200,663)	(692,420)	(907,737)	(593,028)
Remeasurement from remaining in the stage	(8,259,356)	121,886	(250,538)	53,997	67,232	(563,580)	(8,442,662)	(387,697)
Remeasurement due to changes in economics factors	-	(37,926)	-	157,149	-	(7,695)	-	111,528
Remeasurement due to changes in model inputs	-	-	-	-	-	-	-	-
Remeasurement due to methodological changes	-	98,728	-	92,122	-	53,754	-	244,604
New financial assets purchased/originated(1)	71,027,870	(323,336)	1,638,849	(256,104)	1,671,567	(1,147,222)	74,338,286	(1,726,662)
Financial assets that have been derecognised	(38,422,512)	190,804	(2,625,441)	208,049	(1,966,963)	1,163,837	(43,014,916)	1,562,690
Charges-off	(19,378)	1,330	(48,003)	26,417	(1,675,514)	1,715,148	(1,742,895)	1,742,895
Foreign Exchange and other movements	6,623,183	(17,560)	1,135,311	(54,093)	637,440	(339,959)	8,395,934	(411,612)
Balance at December 31, 2022	126,530,862	(665,259)	8,062,435	(751,728)	8,944,556	(5,853,318)	143,537,853	(7,270,305)
(1)	Includes financial assets purchased, originated and restructured.

Consumer

	Stage1		Stage2		Stage3		Total
	Gross		Gross		Gross		Gross
	carrying	Allowance	carrying	Allowance	carrying	Allowance	carrying	Allowance
In millions of COP
Balance at January 1, 2022	41,773,555	(1,402,277)	3,927,387	(1,800,518)	2,662,098	(2,102,472)	48,363,040	(5,305,267)
Transfers of financial instruments:	(2,023,245)	(175,533)	937,915	147,486	1,085,330	28,047	-	-
Transfers from stage 1 to stage 2	(2,205,274)	126,781	2,205,274	(126,781)	-	-	-	-
Transfers from stage 1 to stage 3	(981,411)	64,937	-	-	981,411	(64,937)	-	-
Transfers from stage 2 to stage 1	1,086,524	(298,371)	(1,086,524)	298,371	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(379,978)	129,687	379,978	(129,687)	-	-
Transfers from stage 3 to stage 1	76,916	(68,880)	-	-	(76,916)	68,880	-	-
Transfers from stage 3 to stage 2	-	-	199,143	(153,791)	(199,143)	153,791	-	-
Remeasurement arising from transfer of the stage	(206,572)	336,478	(191,232)	(135,684)	511,818	(2,497,603)	114,014	(2,296,809)
Remeasurement from remaining in the stage	(3,215,778)	(89,383)	(38,099)	(206,202)	(268,082)	93,183	(3,521,959)	(202,402)
Remeasurement due to changes in economics factors	-	39,672	-	241,992	-	(2,512)	-	279,152
Remeasurement due to changes in model inputs	-	-	-	-	-	-	-	-
Remeasurement due to methodological changes	-	23,381	-	(78,241)	-	785	-	(54,075)
New financial assets purchased/originated(1)	23,609,797	(987,792)	1,919,811	(715,751)	943,121	(759,058)	26,472,729	(2,462,601)
Financial assets that have been derecognised	(10,128,838)	286,762	(668,543)	215,579	(149,520)	122,025	(10,946,901)	624,366
Charges-off	(698,744)	233,953	(916,801)	615,728	(2,172,972)	2,938,836	(3,788,517)	3,788,517
Foreign Exchange and other movements	2,400,768	(89,102)	318,483	(153,271)	177,064	(175,643)	2,896,315	(418,016)
Balance at December 31, 2022	51,510,943	(1,823,841)	5,288,921	(1,868,882)	2,788,857	(2,354,412)	59,588,721	(6,047,135)
(1)	Includes financial assets purchased, originated and restructured.

Financial Leases

	Stage1		Stage2		Stage3		Total
	Gross		Gross		Gross		Gross
	carrying	Allowance	carrying	Allowance	carrying	Allowance	carrying	Allowance
In millions of COP
Balance at January 1, 2022	19,927,472	(142,954)	3,198,182	(314,149)	1,993,974	(1,063,964)	25,119,628	(1,521,067)
Transfers of financial instruments:	59,490	(79,666)	(118,703)	57,312	59,213	22,354	-	-
Transfers from stage 1 to stage 2	(626,697)	16,913	626,697	(16,913)	-	-	-	-
Transfers from stage 1 to stage 3	(102,499)	3,810	-	-	102,499	(3,810)	-	-
Transfers from stage 2 to stage 1	779,795	(98,964)	(779,795)	98,964	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(143,173)	19,624	143,173	(19,624)	-	-
Transfers from stage 3 to stage 1	8,891	(1,425)	-	-	(8,891)	1,425	-	-
Transfers from stage 3 to stage 2	-	-	177,568	(44,363)	(177,568)	44,363	-	-
Remeasurement arising from transfer of stage	(74,495)	86,331	(23,270)	(22,332)	46,660	(164,292)	(51,105)	(100,293)
Remeasurement from remaining in the stage	(1,380,295)	10,504	(74,988)	49,130	(38,739)	2,788	(1,494,022)	62,422
Remeasurement due to changes in economics factors	-	(14,991)	-	1,612	-	(8,667)	-	(22,046)
Remeasurement due to changes in model inputs	-	-	-	-	-	-	-	-
Remeasurement due to methodological changes	-	19,160	-	(19,451)	-	(9,455)	-	(9,746)
New financial assets purchased/originated(1)	5,358,579	(38,976)	587,957	(35,776)	33,567	(17,606)	5,980,103	(92,358)
Financial assets that have been derecognized	(1,362,963)	10,976	(399,179)	28,647	(585,828)	463,171	(2,347,970)	502,794
Charges-off	(264)	4	(19,361)	19,127	(156,782)	157,276	(176,407)	176,407
Foreign Exchange and other movements	1,039,020	(1,716)	21,647	(3,040)	6,822	(4,431)	1,067,489	(9,187)
Balance at December 31, 2022	23,566,544	(151,328)	3,172,285	(238,920)	1,358,887	(622,826)	28,097,716	(1,013,074)
(1)	Includes financial assets purchased, originated and restructured.

Mortgage

	Stage1		Stage2		Stage3		Total
	Gross		Gross		Gross		Gross
	carrying	Allowance	carrying	Allowance	carrying	Allowance	carrying	Allowance
In millions of COP
Balance at January 1, 2022	25,447,635	(140,843)	3,654,710	(260,867)	1,544,442	(659,348)	30,646,787	(1,061,058)
Transfers of financial instruments:	2,074,437	(61,050)	(2,522,248)	30,734	447,811	30,316	-	-
Transfers from stage 1 to stage 2	(745,136)	15,839	745,136	(15,839)	-	-	-	-
Transfers from stage 1 to stage 3	(207,362)	4,437	-	-	207,362	(4,437)	-	-
Transfers from stage 2 to stage 1	3,021,745	(80,567)	(3,021,745)	80,567	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(445,019)	31,802	445,019	(31,802)	-	-
Transfers from stage 3 to stage 1	5,190	(759)	-	-	(5,190)	759	-	-
Transfers from stage 3 to stage 2	-	-	199,380	(65,796)	(199,380)	65,796	-	-
Remeasurement arising from transfer of the stage	(34,494)	69,980	(26,095)	(40,822)	105,748	(309,941)	45,159	(280,783)
Remeasurement from remaining in the stage	(1,265,193)	(611)	406,332	(924)	(448,715)	(14,146)	(1,307,576)	(15,681)
Remeasurement due to changes in economics factors	-	(21,123)	-	54,802	-	32	-	33,711
Remeasurement due to changes in model inputs	-	-	-	-	-	-	-	-
Remeasurement due to methodological changes	-	(11,559)	-	(22,449)	-	(2,081)	-	(36,089)
New financial assets purchased/originated(1)	7,407,685	(46,935)	74,121	(15,026)	23,675	(9,646)	7,505,481	(71,607)
Financial assets that have been derecognised	(1,772,230)	11,975	(146,498)	11,697	(173,986)	95,882	(2,092,714)	119,554
Charges-off	(3,449)	283	(1,206)	1,174	(341,336)	344,534	(345,991)	345,991
Foreign Exchange and other movements	2,213,343	(6,917)	558,154	(14,594)	148,730	(36,618)	2,920,227	(58,129)
Balance at December 31, 2022	34,067,734	(206,800)	1,997,270	(256,275)	1,306,369	(561,016)	37,371,373	(1,024,091)
(1)	Includes financial assets purchased, originated and restructured.

Small business loans

	Stage1		Stage2		Stage3		Total
	Gross		Gross		Gross		Gross
	carrying	Allowance	carrying	Allowance	carrying	Allowance	carrying	Allowance
In millions of COP
Balance at January 1, 2022	950,991	(22,845)	183,693	(30,255)	147,501	(110,967)	1,282,185	(164,067)
Transfers of financial instruments:	(70,809)	(1,260)	17,756	3,557	53,053	(2,297)	-	-
Transfers from stage 1 to stage 2	(68,581)	2,098	68,581	(2,098)	-	-	-	-
Transfers from stage 1 to stage 3	(44,815)	1,960	-	-	44,815	(1,960)	-	-
Transfers from stage 2 to stage 1	38,613	(4,608)	(38,613)	4,608	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(18,528)	3,684	18,528	(3,684)	-	-
Transfers from stage 3 to stage 1	3,974	(710)	-	-	(3,974)	710	-	-
Transfers from stage 3 to stage 2	-	-	6,316	(2,637)	(6,316)	2,637	-	-
Remeasurement arising from transfer of the stage	(4,527)	4,802	(8,173)	(4,465)	(9,736)	(52,103)	(22,436)	(51,766)
Remeasurement from remaining in the stage	(42,292)	(505)	(89,440)	1,278	(14,946)	2,472	(146,678)	3,245
Remeasurement due to changes in economics factors	-	(435)	-	3,752	-	(71)	-	3,246
Remeasurement due to changes in model inputs	-	-	-	-	-	-	-	-
Remeasurement due to methodological changes	-	49	-	(448)	-	(1,704)	-	(2,103)
New financial assets purchased/originated(1)	463,403	(14,534)	42,588	(10,982)	24,050	(19,183)	530,041	(44,699)
Financial assets that have been derecognised	(279,820)	4,489	(21,195)	3,584	(31,532)	21,334	(332,547)	29,407
Charges-off	(12,781)	2,895	(16,004)	6,857	(82,307)	101,340	(111,092)	111,092
Foreign Exchange and other movements	89,808	(1,220)	26,303	(1,902)	12,492	(6,268)	128,603	(9,390)
Balance at December 31, 2022	1,093,973	(28,564)	135,528	(29,024)	98,575	(67,447)	1,328,076	(125,035)
(1)	Includes financial assets purchased, originated and restructured.

As of December 31, 2021

Commercial

	Stage1		Stage2		Stage3		Total
	Gross		Gross		Gross		Gross
	carrying	Allowance	carrying	Allowance	carrying	Allowance	carrying	Allowance
In millions of COP
Balance at January 1, 2021	80,863,445	(1,212,753)	8,203,659	(761,415)	9,592,183	(5,699,552)	98,659,287	(7,673,720)
Transfers of financial instruments:	(1,251,539)	(45,325)	791,803	(33,245)	459,736	78,570	-	-
Transfers from stage 1 to stage 2	(1,892,044)	53,521	1,892,044	(53,521)	-	-	-	-
Transfers from stage 1 to stage 3	(487,386)	32,490	-	-	487,386	(32,490)	-	-
Transfers from stage 2 to stage 1	1,076,007	(106,935)	(1,076,007)	106,935	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(858,035)	100,584	858,035	(100,584)	-	-
Transfers from stage 3 to stage 1	51,884	(24,401)	-	-	(51,884)	24,401	-	-
Transfers from stage 3 to stage 2	-	-	833,801	(187,243)	(833,801)	187,243	-	-
Remeasurement arising from transfer of the stage	(250,567)	105,392	(220,848)	(67,128)	(198,643)	(458,309)	(670,058)	(420,045)
Remeasurement from remaining in the stage	(5,706,414)	463,588	(257,121)	54,320	(17,667)	(552,577)	(5,981,202)	(34,669)
Remeasurement due to changes in economics factors	-	(7,878)	-	(141,352)	-	4,333	-	(144,897)
Remeasurement due to changes in model inputs	-	-	-	-	-	-	-	-
Remeasurement due to methodological changes	-	5,955	-	111,748	-	(2,204)	-	115,499
New financial assets purchased/originated(1)	62,765,437	(429,280)	1,944,115	(258,663)	1,459,164	(943,074)	66,168,716	(1,631,017)
Financial assets that have been derecognised	(43,381,187)	425,740	(2,792,192)	211,516	(1,544,304)	965,533	(47,717,683)	1,602,789
Charges-off	(9,647)	617	(18,777)	8,772	(645,824)	664,859	(674,248)	674,248
Foreign Exchange and other movements	3,971,052	(51,954)	685,142	(42,300)	470,837	(206,957)	5,127,031	(301,211)
Balance at December 31, 2021	97,000,580	(745,898)	8,335,781	(917,747)	9,575,482	(6,149,378)	114,911,843	(7,813,023)
(1)	Includes financial assets purchased, originated and restructured.

Consumer

	Stage1		Stage2		Stage3		Total
	Gross		Gross		Gross		Gross
	carrying	Allowance	carrying	Allowance	carrying	Allowance	carrying	Allowance
In millions of COP
Balance at January 1, 2021	33,766,023	(1,750,083)	4,599,535	(1,651,656)	2,690,381	(2,351,691)	41,055,939	(5,753,430)
Transfers of financial instruments:	(968,284)	(122,078)	(41,117)	159,002	1,009,401	(36,924)	-	-
Transfers from stage 1 to stage 2	(1,581,266)	167,288	1,581,266	(167,288)	-	-	-	-
Transfers from stage 1 to stage 3	(892,097)	107,874	-	-	892,097	(107,874)	-	-
Transfers from stage 2 to stage 1	1,405,690	(313,273)	(1,405,690)	313,273	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(406,905)	163,117	406,905	(163,117)	-	-
Transfers from stage 3 to stage 1	99,389	(83,967)	-	-	(99,389)	83,967	-	-
Transfers from stage 3 to stage 2	-	-	190,212	(150,100)	(190,212)	150,100	-	-
Remeasurement arising from transfer of the stage	(221,972)	318,636	(101,206)	(396,682)	531,017	(2,418,524)	207,839	(2,496,570)
Remeasurement from remaining in the stage	(2,934,505)	336,232	(133,850)	(274,514)	348,768	(100,822)	(2,719,587)	(39,104)
Remeasurement due to changes in economics factors	-	(109,364)	-	(162,311)	-	1,395	-	(270,280)
Remeasurement due to changes in model inputs	-	-	-	-	-	-	-	-
Remeasurement due to methodological changes	-	41,498	-	303,387	-	22,858	-	367,743
New financial assets purchased/originated(1)	20,615,952	(640,857)	1,086,672	(393,999)	501,214	(403,843)	22,203,838	(1,438,699)
Financial assets that have been derecognised	(9,262,503)	401,903	(970,555)	282,944	(338,144)	286,129	(10,571,202)	970,976
Charges-off	(618,911)	186,964	(845,688)	439,923	(2,153,410)	2,991,122	(3,618,009)	3,618,009
Foreign Exchange and other movements	1,397,755	(65,128)	333,596	(106,612)	72,871	(92,172)	1,804,222	(263,912)
Balance at December 31, 2021	41,773,555	(1,402,277)	3,927,387	(1,800,518)	2,662,098	(2,102,472)	48,363,040	(5,305,267)
(1)	Includes financial assets purchased, originated and restructured.

Financial leases

	Stage1		Stage2		Stage3		Total
	Gross		Gross		Gross		Gross
	carrying	Allowance	carrying	Allowance	carrying	Allowance	carrying	Allowance
In millions of COP
Balance at January 1, 2021	18,981,176	(204,071)	2,772,129	(310,450)	2,750,012	(1,481,512)	24,503,317	(1,996,033)
Transfers of financial instruments:	(382,684)	(35,495)	361,729	1,126	20,955	34,369	-	-
Transfers from stage 1 to stage 2	(1,032,874)	16,261	1,032,874	(16,261)	-	-	-	-
Transfers from stage 1 to stage 3	(105,352)	3,909	-	-	105,352	(3,909)	-	-
Transfers from stage 2 to stage 1	720,654	(48,455)	(720,654)	48,455	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(160,592)	24,862	160,592	(24,862)	-	-
Transfers from stage 3 to stage 1	34,888	(7,210)	-	-	(34,888)	7,210	-	-
Transfers from stage 3 to stage 2	-	-	210,101	(55,930)	(210,101)	55,930	-	-
Remeasurement arising from transfer of the stage	(114,836)	46,099	(78,108)	(120,366)	69,433	(165,187)	(123,511)	(239,454)
Remeasurement from remaining in the stage	(1,697,491)	58,449	(61,487)	(121,067)	(25,284)	(77,333)	(1,784,262)	(139,951)
Remeasurement due to changes in economics factors	-	(10,269)	-	(3,393)	-	1,143	-	(12,519)
Remeasurement due to changes in model inputs	-	-	-	-	-	-	-	-
Remeasurement due to methodological changes	-	(6,666)	-	237,506	-	(47,816)	-	183,024
New financial assets purchased/originated(1)	4,531,913	(29,822)	429,419	(22,306)	25,613	(8,949)	4,986,945	(61,077)
Financial assets that have been derecognised	(2,031,001)	41,897	(235,306)	22,802	(301,413)	137,906	(2,567,720)	202,605
Charges-off	(398)	29	(304)	5,679	(553,999)	548,993	(554,701)	554,701
Foreign Exchange and other movements	640,793	(3,105)	10,110	(3,680)	8,657	(5,578)	659,560	(12,363)
Balance at December 31, 2021	19,927,472	(142,954)	3,198,182	(314,149)	1,993,974	(1,063,964)	25,119,628	(1,521,067)
(1)	Includes financial assets purchased, originated and restructured.

Mortgage

	Stage1		Stage2		Stage3		Total
	Gross		Gross		Gross		Gross
	carrying	Allowance	carrying	Allowance	carrying	Allowance	carrying	Allowance
In millions of COP
Balance at January 1, 2021	21,676,563	(121,503)	3,093,690	(231,137)	1,188,859	(639,875)	25,959,112	(992,515)
Transfers of financial instruments:	(687,642)	(79,010)	621,566	40,788	66,076	38,222	-	-
Transfers from stage 1 to stage 2	(2,286,673)	19,724	2,286,673	(19,724)	-	-	-	-
Transfers from stage 1 to stage 3	(125,284)	3,774	-	-	125,284	(3,774)	-	-
Transfers from stage 2 to stage 1	1,647,426	(76,522)	(1,647,426)	76,522	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(142,948)	25,392	142,948	(25,392)	-	-
Transfers from stage 3 to stage 1	76,889	(25,986)	-	-	(76,889)	25,986	-	-
Transfers from stage 3 to stage 2	-	-	125,267	(41,402)	(125,267)	41,402	-	-
Remeasurement arising from transfer of the stage	(54,790)	80,969	45,212	(98,943)	66,276	(161,020)	56,698	(178,994)
Remeasurement from remaining in the stage	(1,286,955)	(8,687)	(332,481)	(43,005)	375,381	(194,104)	(1,244,055)	(245,796)
Remeasurement due to changes in economics factors	-	(5,176)	-	(35,961)	-	1,502	-	(39,635)
Remeasurement due to changes in model inputs	-	-	-	-	-	-	-	-
Remeasurement due to methodological changes	-	12,457	-	107,285	-	158,773	-	278,515
New financial assets purchased/originated(1)	6,293,219	(31,292)	58,403	(8,186)	42,534	(29,531)	6,394,156	(69,009)
Financial assets that have been derecognised	(1,909,582)	11,017	(182,935)	18,593	(154,164)	79,947	(2,246,681)	109,557
Charges-off	(5,665)	4,038	(5,076)	1,937	(99,667)	104,433	(110,408)	110,408
Foreign Exchange and other movements	1,422,487	(3,656)	356,331	(12,238)	59,147	(17,695)	1,837,965	(33,589)
Balance at December 31, 2021	25,447,635	(140,843)	3,654,710	(260,867)	1,544,442	(659,348)	30,646,787	(1,061,058)
(1)	Includes financial assets purchased, originated and restructured.

Small business loans

	Stage1		Stage2		Stage3		Total
	Gross		Gross		Gross		Gross
	carrying	Allowance	carrying	Allowance	carrying	Allowance	carrying	Allowance
In millions of COP
Balance at January 1, 2021	965,822	(44,663)	109,655	(33,329)	156,598	(122,353)	1,232,075	(200,345)
Transfers of financial instruments:	(71,045)	(716)	12,970	5,253	58,075	(4,537)	-	-
Transfers from stage 1 to stage 2	(54,843)	3,552	54,843	(3,552)	-	-	-	-
Transfers from stage 1 to stage 3	(50,148)	4,473	-	1	50,148	(4,474)	-	-
Transfers from stage 2 to stage 1	31,728	(7,736)	(31,728)	7,736	-	-	-	-
Transfers from stage 2 to stage 3	-	-	(21,366)	6,644	21,366	(6,644)	-	-
Transfers from stage 3 to stage 1	2,218	(1,005)	-	-	(2,218)	1,005	-	-
Transfers from stage 3 to stage 2	-	-	11,221	(5,576)	(11,221)	5,576	-	-
Remeasurement arising from transfer of the stage	(7,398)	7,279	(7,679)	(3,067)	(17,680)	(47,983)	(32,757)	(43,771)
Remeasurement from remaining in the stage	(230,823)	14,626	66,725	(2,983)	3,486	(3,676)	(160,612)	7,967
Remeasurement due to changes in economics factors	-	2,188	-	(2,616)	-	34	-	(394)
Remeasurement due to changes in model inputs	-	-	-	-	-	-	-	-
Remeasurement due to methodological changes	-	1,250	-	5,078	-	1,161	-	7,489
New financial assets purchased/originated(1)	470,193	(10,894)	30,148	(7,569)	18,954	(14,239)	519,295	(32,702)
Financial assets that have been derecognised	(235,533)	7,853	(19,136)	4,513	(21,511)	13,522	(276,180)	25,888
Charges-off	(7,422)	1,531	(13,819)	5,560	(57,824)	71,974	(79,065)	79,065
Foreign Exchange and other movements	67,197	(1,299)	4,829	(1,095)	7,403	(4,870)	79,429	(7,264)
Balance at December 31, 2021	950,991	(22,845)	183,693	(30,255)	147,501	(110,967)	1,282,185	(164,067)
(1)	Includes financial assets purchased, originated and restructured.

The following table presents information about the nature and effects of changes in the contractual cash flows of the loan portfolio that did not result in derecognition and the effect of these changes on the measurement of expected credit losses.

Changes in the contractual cash flows of the loan portfolio that did not result in derecognition
In millions of COP
	2022	2021
Loan portfolio modified during the period
Amortized cost before modification	5,524,962	7,869,691
Net gain or loss on changes	(78,790)	125,341
Loan portfolio modified since initial recognition
Gross carrying value of the previously modified loan portfolio for which the allowance for losses has been changed from the asset's life to the expected credit losses for 12 months.	164,423	3,563,810

Impact of movements in the value of the portfolio and loss allowance by Stage

Variation December 2022 vs December 2021

Stage 1 (12-month expected credit losses)

The exposure in stage 1 increased by COP 51,669,823 and the loss allowance increased by COP 420,975. The growth of the portfolio at this stage is mainly due to the newly granted loans and customers with good payment behavior returning to stage 1 after the pandemic. The increase in the loss allowance is consistent with the coverage ratio of the portfolio growth.

Stage 2 (Lifetime expected credit losses)

The exposure in stage 2 decreased by COP 643,314 and the loss allowance decreased by COP 178,706. The decrease in exposure is mainly due to the improvement of specific customers migrating from stage 2 to stage 1 in the agribusiness sector for a value of COP 658,486, customers who are no longer being monitored for medium risk due to better performance, and customers who have completed their COVID-19 reliefs and have good payment behavior (transfer to stage 1). The decrease in the loss allowance in this stage is mainly due to the migration of customers between stages and the net between the release and constitution of provision made on debtors who have completed their financial reliefs.

Stage 3 (Lifetime expected credit losses)

The exposure in stage 3 decreased by COP 1,426,253, and the loss allowance decreased by COP 627,111. The variation in exposure is mainly due to a higher level of charge-offs (customers leaving the balance) and customers who are no longer being monitored for high risk due to better sectoral performance this year. The decrease in loss allowance is consistent with the movements of the portfolio in this stage.